Financial structure and financial costs - Loan repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 48,995	$ 43,533	$ 40,478
Non-current financial assets	(3,270)	(2,305)	(2,395)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 45,725	$ 41,228	$ 38,083
Repayment (as a percent)	100.00%	100.00%	100.00%
Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,476	$ 4,498	$ 5,381
Non-current financial assets	(635)	(572)	(434)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 3,841	$ 3,926	$ 4,947
Repayment (as a percent)	8.00%	10.00%	13.00%
Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,607	$ 3,906	$ 4,013
Non-current financial assets	(218)	(292)	(304)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 4,389	$ 3,614	$ 3,709
Repayment (as a percent)	10.00%	9.00%	10.00%
Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,778	$ 4,596	$ 3,720
Non-current financial assets	(379)	(267)	(349)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 5,399	$ 4,329	$ 3,371
Repayment (as a percent)	12.00%	11.00%	9.00%
Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 2,971	$ 5,755	$ 4,502
Non-current financial assets	(287)	(348)	(246)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 2,684	$ 5,407	$ 4,256
Repayment (as a percent)	6.00%	13.00%	11.00%
More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 31,163	$ 24,778	$ 22,862
Non-current financial assets	(1,751)	(826)	(1,062)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 29,412	$ 23,952	$ 21,800
Repayment (as a percent)	64.00%	57.00%	57.00%
Hedging instruments of non-current financial debt
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 962	$ 2,313	$ 2,198
Non-current financial assets	(812)	(546)	(673)
Hedging instruments of non-current financial debt | Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	11	411	369
Non-current financial assets	(169)	(71)	(110)
Hedging instruments of non-current financial debt | Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	63	173	323
Non-current financial assets	(71)	(14)	(102)
Hedging instruments of non-current financial debt | Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	369	391	85
Non-current financial assets	(150)	(135)	(55)
Hedging instruments of non-current financial debt | Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	62	723	304
Non-current financial assets	(12)	(233)	(142)
Hedging instruments of non-current financial debt | More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	457	615	1,117
Non-current financial assets	$ (410)	$ (93)	$ (264)